TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Provision for current expected credit losses	$ 0	$ 95
Provisions for employee benefits	378	495
Inventory	1,288	1,212
Capital tax losses carryforward	2,475	3,500
Net operating losses carryforward	4,040	3,084
Other	475	326
Deferred tax assets, before valuation allowance	8,656	8,712
Valuation allowance	(5,202)	(5,484)	$ (5,484)	$ (3,500)
Deferred tax assets, net	3,454	3,228
Deferred tax liabilities:
Property, plant and equipment	(1,884)	(1,542)
Intangible assets	(341)	(434)
Other temporary differences deferred tax liabilities	0	0
Deferred tax liabilities	(2,225)	(1,976)
Deferred Tax Assets, Net, Total	$ 1,229	$ 1,252